BNY Mellon Dynamic Value ETF
STATEMENT OF INVESTMENTS
July 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.1%
Banks — 10.6%
Bank of America Corp.	195,061	9,220,533
Citigroup, Inc.	53,526	5,015,386
Comerica, Inc.	59,798	4,040,551
First Horizon Corp.	280,145	6,109,962
JPMorgan Chase & Co.	58,823	17,425,726
		41,812,158
Capital Goods — 10.2%
Caterpillar, Inc.	10,245	4,487,515
Emerson Electric Co.	19,797	2,880,662
Ferguson Enterprises, Inc.	20,165	4,503,449
Honeywell International, Inc.	25,051	5,570,090
Howmet Aerospace, Inc.	10,743	1,931,269
Hubbell, Inc.	18,491	8,089,443
Johnson Controls International PLC	27,880	2,927,400
L3Harris Technologies, Inc.	35,216	9,678,061
		40,067,889
Commercial & Professional Services — .6%
Veralto Corp.	21,580	2,262,231
Consumer Discretionary Distribution & Retail — 1.0%
Amazon.com, Inc.(a)	17,110	4,005,622
Consumer Services — 2.0%
Las Vegas Sands Corp.	74,511	3,904,376
Royal Caribbean Cruises Ltd.	11,840	3,763,581
		7,667,957
Energy — 9.1%
Chevron Corp.	27,495	4,169,395
Diamondback Energy, Inc.	17,293	2,570,777
EQT Corp.	73,910	3,972,663
Exxon Mobil Corp.	69,766	7,788,676
Marathon Petroleum Corp.	44,314	7,541,800
Permian Resources Corp.	154,516	2,187,947
Phillips 66	61,087	7,549,131
		35,780,389
Equity Real Estate Investment Trusts — 1.1%
Weyerhaeuser Co.(b)	165,837	4,154,217
Financial Services — 13.4%
Berkshire Hathaway, Inc., Cl. B(a)	29,905	14,111,571
Capital One Financial Corp.	45,522	9,787,230
CME Group, Inc.	7,423	2,065,673
Intercontinental Exchange, Inc.	24,265	4,484,900
Morgan Stanley	29,529	4,206,701
The Charles Schwab Corp.	53,080	5,187,508
The Goldman Sachs Group, Inc.	12,150	8,791,619
Voya Financial, Inc.	55,297	3,870,790
		52,505,992
Food, Beverage & Tobacco — 1.0%
Philip Morris International, Inc.	24,295	3,985,595

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Health Care Equipment & Services — 8.4%
Alcon, Inc. AG	82,533	7,225,764
Baxter International, Inc.	14,779	321,591
Edwards Lifesciences Corp.(a)	53,411	4,236,026
Labcorp Holdings, Inc.	16,219	4,218,238
Medtronic PLC	128,187	11,567,595
UnitedHealth Group, Inc.	22,313	5,568,432
		33,137,646
Household & Personal Products — 2.2%
Kenvue, Inc.	208,722	4,475,000
The Estee Lauder Companies, Inc., Cl. A	43,374	4,048,529
		8,523,529
Insurance — 5.6%
American International Group, Inc.	62,029	4,815,311
Aon PLC, Cl. A	24,214	8,613,162
Assurant, Inc.	43,155	8,082,932
MetLife, Inc.	8,163	619,980
		22,131,385
Materials — 6.9%
CRH PLC	82,811	7,904,310
Crown Holdings, Inc.	15,719	1,561,840
Freeport-McMoRan, Inc.	106,715	4,294,212
International Paper Co.	161,425	7,545,004
Newmont Corp.	60,632	3,765,247
The Mosaic Company	54,982	1,979,902
		27,050,515
Media & Entertainment — 2.3%
Omnicom Group, Inc.	27,855	2,006,953
The Walt Disney Company	59,684	7,108,961
		9,115,914
Pharmaceuticals, Biotechnology & Life Sciences — 8.1%
BioNTech SE, ADR(a),(c)	15,955	1,715,163
Bristol-Myers Squibb Co.	40,278	1,744,440
Danaher Corp.	28,155	5,551,040
Gilead Sciences, Inc.	20,347	2,284,765
Johnson & Johnson	92,756	15,280,623
Thermo Fisher Scientific, Inc.	11,393	5,328,278
		31,904,309
Semiconductors & Semiconductor Equipment — 1.8%
Advanced Micro Devices, Inc.(a)	7,376	1,300,462
Applied Materials, Inc.	13,278	2,390,837
Intel Corp.	66,340	1,313,532
Lam Research Corp.	20,767	1,969,542
		6,974,373
Software & Services — 3.6%
Akamai Technologies, Inc.(a)	24,592	1,876,615
Check Point Software Technologies Ltd.(a)	15,050	2,802,310
Dolby Laboratories, Inc., Cl. A	60,464	4,555,358
International Business Machines Corp.	20,035	5,071,860
		14,306,143

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Technology Hardware & Equipment — 4.2%
Cisco Systems, Inc.	175,608	11,955,393
TE Connectivity PLC	22,579	4,645,629
		16,601,022
Telecommunication Services — 2.6%
AT&T, Inc.	368,782	10,108,315
Transportation — 3.5%
CSX Corp.	169,564	6,026,305
Delta Air Lines, Inc.	77,235	4,109,674
FedEx Corp.	15,439	3,450,462
		13,586,441
Utilities — .9%
Constellation Energy Corp.	9,663	3,361,178
Total Common Stocks (cost $368,477,855)		389,042,820

	1-Day Yield (%)
Investment Companies — .5%
Registered Investment Companies — .5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(d) (cost $1,968,825)	4.29	1,968,825	1,968,825
Investment of Cash Collateral for Securities Loaned — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(d) (cost $337,500)	4.29	337,500	337,500
Total Investments (cost $370,784,180)		99.7%	391,349,145
Cash and Receivables (Net)		.3%	1,220,879
Net Assets		100.0%	392,570,024

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in real estate investment trust within the United States.
(c)
Security, or portion thereof, on loan. At July 31, 2025, the value of the fund’s securities on loan was $322,500 and the value of the collateral was $337,500, consisting of cash collateral. In addition, the value of collateral may include pending sales that are also on loan.

(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Dynamic Value ETF
July 31, 2025 (Unaudited)
The following is a summary of the inputs used as of July 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	389,042,820	—	—	389,042,820
Investment Companies	2,306,325	—	—	2,306,325
	391,349,145	—	—	391,349,145

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust II’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) for which market quotations are available are valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At July 31, 2025, accumulated net unrealized appreciation on investments was $20,564,965, consisting of $30,252,083 gross unrealized appreciation and $9,687,118 gross unrealized depreciation.
At July 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the semi-annual report previously filed with the SEC on Form N-CSR.